Summary Prospectus October 14, 2020
Avantis® Core Municipal Fixed Income ETF

Ticker: AVMU	Exchange: NYSE Arca, Inc.

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, reports to shareholders, and other information about the fund online at avantisinvestors.com/prospectus. You can also get this information at no cost by calling 833-9AVANTIS or sending an email request to prospectus@avantisinvestors.com. The fund’s prospectus and other information are also available from financial intermediaries through which shares of the fund may be purchased or sold.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.
You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information (SAI) each dated September 10, 2020 (as supplemented at the time you receive this summary prospectus). The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective
The fund seeks current income that is exempt from federal income tax.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.15%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$15	$48
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The fund’s investment process uses an analytical framework, which includes an assessment of securities’ expected income and capital appreciation, to seek securities with high expected returns. The portfolio managers categorize securities within the fund’s investment universe into component groups based on factors such as industry sector, credit rating, duration, country, and currency. The portfolio managers then calculate the expected return implied by the yield curve of each component group, while considering valuation metrics such as yield, duration, and option adjusted spreads. Finally, the portfolio managers adjust the portfolio to arrive at position weightings for each component group with the goal of building a portfolio with enhanced expected return.
Under normal market conditions, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal fixed income securities with interest payments exempt from federal income tax. A municipal fixed income security is a debt obligation issued by or on behalf of a state, its political subdivisions, agencies or instrumentalities, the District of Columbia or a U.S. territory or possession. Municipal securities include revenue bonds, general obligation bonds, municipal lease obligations, and industrial development bonds. The fund may use derivatives, such as futures contracts or swap agreements, to gain or limit exposures. The fund may purchase or sell when-issued, forward-settling, delayed delivery or forward commitment basis.
The fund expects to maintain a weighted average duration within 2 years of the weighted average duration of its benchmark, the S&P National AMT-Free Municipal Bond index, as calculated by the manager. The fund will invest primarily in investment grade securities as rated by an independent rating agency or determined by the advisor to be of comparable credit quality if a rating is unavailable.
The fund may also engage in securities lending. Collateral received by the fund in connection with loaning its securities may consist of cash and U.S. government securities. Cash collateral may be invested in eligible securities, such as a government money market fund.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When buying or selling a security, the portfolio managers may consider the trade-off between expected returns of the security and implementation or tax costs of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, and enhance fund performance.
Principal Risks

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Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

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Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

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Municipal Securities Risk - Because the fund invests principally in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The fund may have a higher level of risk than funds that invest in a larger universe of securities. Additionally, the novel coronavirus (COVID -19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

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Investment Process Risk - Securities selected by the portfolio managers may perform differently than expected due to the portfolio managers’ judgments regarding the factors used, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the investment process (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the investment process will result in effective investment decisions for the fund.

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Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

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Tax Risk - Some or all of the fund’s income may be subject to the federal alternative minimum tax. There is no guarantee that all of the fund’s income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. The fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the fund’s value.

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Liquidity Risk - During periods of market turbulence or unusually low trading activity, to meet redemptions, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

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Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.

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Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency. Swap agreements subject a fund to counterparty risk. Interest rate swaps could result in losses if the fund does not correctly anticipate interest rate changes. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.

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Securities Lending Risk - Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

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Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

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Redemption Risk - The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Eduardo Repetto, Chief Investment Officer of Avantis Investors, has been a member of the team that manages the fund since 2020.
Hozef Arif, Senior Portfolio Manager, has been a member of the team that manages the fund since 2020.
Mitchell Handa, Senior Portfolio Manager, has been a member of the team that manages the fund since 2020.
Daniel Ong, Senior Portfolio Manager, has been a member of the team that manages the fund since 2020.

Purchase and Sale of Fund Shares
The fund is an ETF. Fund shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (bid-ask spread). Investors can find information on the fund’s NAV, market price, premiums and discounts, and bid-ask spread at avantisinvestors.com.
Tax Information
The fund intends to distribute income that is exempt from regular federal income tax, however, fund distributions may be subject to capital gains tax. A portion of the fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.
If you hold your fund shares through a tax-deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax-deferred plan, regardless of whether the distributions were tax-exempt when earned.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the advisor and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SUM-96428 2010